UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

Thomas Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2006

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

SEMI-ANNUAL REPORT DATED NOVEMBER 30, 2006

Dear Fellow Shareholders:

Although headwinds were apparent and in abundance throughout 2006, the U.S. economy managed to deliver respectable growth in a climate of unthreatening inflation and moderate interest rates. Consumers continued to spend despite ugly press dispatches from Iraq and other trouble spots around the world. Management of many companies were successful in insulating their capital spending plans from geopolitical concerns, focusing instead on meeting growing demand at home and from abroad. Federal and state governments, encouraged by a flood of revenues that far exceeded earlier projections, continued to spend freely, seemingly almost unrestrained by any fiscal discipline. Job creation, though lagging historical gains at the current stage of the business cycle, still achieved full employment without sparking an upward spiral in wages. Finally, as corporate revenues, margins and profits climbed, free cash flow turned into an embarrassment of riches prompting the rapid repayment of corporate debt, generous increases in dividends, massive repurchases of shares, and the almost unbridled pursuit of mergers, acquisitions and leveraged buyouts.

Although the leading stock market indices delivered solid returns in 2006, their gains fell moderately short of the reported increase in operating profits, as measured on the Standard & Poor’s 500. We believe that this disparity, though not very large, clearly suggests that U.S. stocks remain fairly valued with no excessive escalation in their risk profile.

Performance for the second half of calendar year 2006 was mixed, as large and mega cap stocks outperformed small and mid caps. For the last quarter and year, returns were generally strong across the board. Notably in our view, two top performing domestic indices for the year (excluding the style-based indices) were the mega cap-dominated Dow Jones Industrial Average (+19.05%) and the S&P 100 Index (+18.47%). Also impressive was the Russell 2000 Index, principally due to its strong showing early in the year. With weakness in the dollar and considerable growth in emerging markets bolstering returns, international markets performed even better. For example, the Dow Jones World Index returned 20.92% in 2006.

The following table summarizes performance for the Class C shares of the funds and certain broad-based indices for the six months ended November 30, 2006. Keep in mind that past performance may not indicate how the funds will perform in the future.

6 Months Ended Nov. 30
Capital Income Fund	+14.93%
Growth Fund	+8.33%
Income Fund	+3.01%
Multiple Index Fund	+13.63%
Value Fund	+8.73%

Major Market Indices:
S&P 500 Index	+11.34%
Russell 2000 Index	+9.72%
NASD Composite Index	+11.61%
Dow Jones World Index	+11.15%
Merrill Lynch 1-5 Year Govt./Corporate Index	+3.81%

Strategy

Efficient Frontier Management/Global Diversification continues as our full commitment to you, our shareholders. We believe that our four equity funds employ some of the broadest diversification strategies available within the fund industry. The holdings within the funds include individual stocks, bonds, American Depository Receipts, exchange traded index funds, and closed-end funds, all of which we believe are critical for efficient access to today’s free market global marketplace. As we look forward to the future, peace of mind comes with managing risk through diversification. Based on this philosophy, as well as historical patterns and the economic outlook, we are optimistic about what 2007 will bring.

All of us at API wish you a prosperous and happy New Year. As always, we thank you for your support and welcome your comments.

Sincerely,

David D. Basten	David M. Basten
President and Chief Investment Officer	Portfolio Manager

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2006 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS — 29.4%
Auto Parts & Accessories — 1.7%
Standard Motor Products, Inc.	35,000	$482,300

Auto/Truck — 1.8%
Pacaar, Inc.	7,500	489,750

Banks — 5.1%
Citi Group	9,000	446,310
HSBC Holdings PLC	5,000	465,000
J.P. Morgan Chase & Co.	11,000	509,080

		1,420,390

Beverages — 1.8%
Cadbury Schweppes PLC	12,000	498,120

Diversified Technology — 1.4%
Honeywell International, Inc.	9,000	386,820

Drugs — 1.7%
GlaxoSmithKline PLC	9,000	478,170

Financial Services — 3.2%
AXA	12,000	456,240
Barclays PLC	800	432,480

		888,720

Heavy Machinery/Equipment — 1.7%
Deere & Company	5,000	480,000

Retailers — Specialty — 1.5%
Pier 1 Imports, Inc.	61,000	405,650

Savings & Loans/Thrifts — 1.6%
TD Banknorth, Inc.	14,000	450,520

Tobacco — 1.8%
Altria Group	6,000	505,260

Utilities — Electric — 2.3%
TransAlta Corp.	29,000	654,240

Utilities — Telecommunications — 3.8%
A T & T, Inc.	17,000	576,470
Philippine Long Distance Telephone	10,000	491,100

		1,067,570

Total Common Stocks (cost $7,266,081)		8,207,510

CLOSED END FUNDS — 2.7%
Latin American Discovery Fund	26,500	754,455

Total Closed End Funds (cost $311,228)		754,455

	Shares	Value

EXCHANGE TRADED FUNDS — 50.9%
i Shares Cohen & Steers Realty Major	11,600	$1,201,992
i Shares Dow Jones Select Dividend Index	19,000	1,325,630
i Shares Dow Jones U.S. Utilities Index	15,000	1,341,750
i Shares S&P 100 Index	16,000	1,045,440
i Shares S&P Global Energy Sector	8,800	1,005,048
i Shares S&P/TOPIX 150	8,600	1,046,964
PowerShares High Yield Equity Dividend Trust	63,000	1,019,340
Ultra Dow 30 Proshares	17,500	1,515,850
Ultra Midcap 400 Proshares	17,400	1,465,428
Ultra QQQ Proshares	18,800	1,692,376
Ultra S&P 500 Proshares	17,300	1,523,092

Total Exchange Traded Funds (cost $11,158,960)		14,182,910

FOREIGN EXCHANGE TRADED FUNDS — 15.0%
Asia 50 ADR Index Fund	18,000	566,640
i Shares MSCI Brazil	18,000	798,480
i Shares MSCI Canada	36,500	942,795
i Shares MSCI Pacific Ex-Japan	4,500	562,635
i Shares MSCI Taiwan	35,000	508,200
i Shares S&P Latin America 40	5,000	815,450

Total Foreign Exchange Traded Funds (cost $2,731,143)		4,194,200

Total Investments — 98.0% (cost $21,467,412)		27,339,075
Other Assets in Excess of Liabilities — 2.0%		545,862

Net Assets — 100.0%		$27,884,937

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2006 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS — 27.2%
Airlines — 1.0%
SkyWest, Inc.	25,000	$631,000

Advertising — 1.0%
Interpublic Group of Companies, Inc.†	51,000	610,470

Banks — 1.0%
Bear Stearns Companies., Inc.	4,000	609,920

Communications — 3.4%
CommScope, Inc.†	40,000	1,206,800
Nuance Communications, Inc.†	89,000	912,250

		2,119,050

Computers — 3.5%
Autodesk, Inc.†	15,000	617,700
Digital River, Inc.†	16,000	942,560
Palm, Inc.†	41,000	574,410

		2,134,670

Diversified Technology — 2.0%
Rofin-Sinar Technologies, Inc.†	11,000	639,320
Technitrol, Inc.	22,000	604,560

		1,243,880

Drugs — 0.8%
Endo Pharmaceuticals	19,000	515,090

Electronics — 1.0%
International Rectifier†	15,000	600,000

Financial Services — 1.6%
Blackrock, Inc.	7,000	1,003,590

Industrial Services — 1.0%
CSG Systems International†	23,000	637,790

Instruments & Controls — 1.7%
FLIR Systems, Inc.†	33,000	1,062,930

Insurance — 2.0%
ACE Ltd.	11,000	625,240
MetLife, Inc.	10,000	587,300

		1,212,540

Leisure/Toys/Recreation — 1.1%
THQ, Inc.	21,000	683,550

Machine Tool — 1.1%
Actuant Corp.	13,000	702,780

Medical Instruments/Supplies — 1.2%
PolyMedica Corporation	18,000	712,260

	Shares	Value
Office Products/Services — 1.1%
j2 Global Communications, Inc.	24,000	$670,320

Publishing — 0.8%
Consolidated Graphics, Inc.†	9,000	526,500

Retailers/Specialty — 0.9%
Tractor Supply Co.†	12,000	571,200

Securities Brokers/Investment Banking — 1.0%
Lazard Ltd.	13,000	590,460

Total Common Stocks (cost $14,480,266)		16,838,000

EXCHANGE TRADED FUNDS — 39.2%
PowerShares Zacks Micro Cap	108,000	1,899,720
Ultra Dow 30 Proshares	38,900	3,369,518
Ultra Midcap 400 Proshares	38,600	3,250,892
Ultra QQQ Proshares	42,000	3,780,840
Ultra S&P 500 Proshares	38,400	3,380,736
Vanguard Financial ETF	29,000	1,853,680
Vanguard Growth ETF	33,000	1,914,000
Vanguard Health Care ETF	23,000	1,314,450
Vanguard Info Tech ETF	28,000	1,492,120
Vanguard Small Cap ETF	30,000	1,968,900

Total Exchange Traded Funds (cost $20,202,341)		24,224,856

FOREIGN EXCHANGE TRADED FUNDS — 30.1%
i Shares MSCI — Australia	78,300	1,876,851
i Shares MSCI EAFE Growth Index	55,000	3,689,400
i Shares MSCI — Hong Kong	114,000	1,759,020
i Shares MSCI — Japan	118,300	1,633,723
i Shares MSCI — Sweden	66,700	2,006,336
i Shares MSCI — Taiwan	128,800	1,870,176
i Shares S&P Latin America 40	12,000	1,957,080
StreetTRACKS DJ Europe Strategic 50	35,500	1,878,305
Vanguard Emerging Markets ETF	26,000	1,968,720

Total Foreign Exchange Traded Funds (cost $15,767,422)		18,639,611

Total Investments — 96.5% (cost $50,450,029)		59,702,467
Other Assets in Excess of Liabilities — 3.5%		2,169,886

Net Assets — 100.0%		$61,872,353

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2006 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

	Principal/ Shares	Value
CORPORATE BONDS — 60.5%
Autos/Auto Parts & Accessories — 4.3%
Daimler Chrysler North America Holding Corp., 7.2%, due 9/1/2009	$500,000	$522,062

Banks/Savings & Loans — 8.2%
U S Bank NA, 5.7%, due 12/15/2008	500,000	506,508
Washington Mutual, Inc., 4.375%, due 1/15/2008	500,000	495,407

		1,001,915

Computer/Hardware — 4.0%
IBM Corp., 4.25%, due 9/15/2009	500,000	491,202

Financial Services — 18.8%
CIT Group, Inc., 4.0%, due 5/8/2008	400,000	393,730
Countrywide Home Loan, 3.25%, due 5/21/2008	400,000	389,296
International Lease Finance Corp., 6.375%, due 3/15/2009	500,000	513,197
HSBC Finance Corp., 5.0%, due 12/15/2008	1,000,000	989,894

		2,286,117

Household Products — 4.1%
Proctor & Gamble Co., 4.3%, due 8/15/2008	500,000	494,263

Oil & Gas Exploration/Production — 4.3%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	500,000	524,500

Retail — Department Stores — 4.3%
Wal-Mart Stores, 6.875%, due 8/10/2009	500,000	524,499

Securities Brokers — 12.5%
Goldman Sachs Group, 6.65%, due 5/15/2009	500,000	519,076
Lehman Brothers, Inc., 7.375%, due 1/15/2007	500,000	500,991
Merrill Lynch & Co., 6.0%, due 2/17/2009	500,000	508,653

		1,528,720

Total Corporate Bonds (cost $7,454,408)		7,373,278

	Principal/ Shares	Value
U.S. GOVERNMENT AND AGENCY NOTES — 20.3%
Federal Home Loan Bank, 5.14%, due 1/10/2011	$1,000,000	$994,863
U. S. Treasury Stripped Interest Payment, due 11/15/2014	2,110,000	1,483,216

Total U.S. Government and Agency Notes (cost $2,423,756)		2,478,079

CLOSED END FUNDS — 7.1%
DWS Multi Market Income Trust	20,000	214,600
Neuberger Berman Income Opportunity Fund	13,000	233,090
Pioneer High Income Trust	12,000	222,720
RMK Strategic Income Fund	12,000	192,480

Total Closed End Funds (cost $801,412)		862,890

EXCHANGE TRADED FUNDS — 5.0%
i Shares Lehman 7-10 Year Treasury Bond Fund	2,500	210,125
i Shares Lehman Aggregate Bond Fund	2,000	202,140
i Shares Lehman TIPS Bond Fund	2,000	202,260

Total Exchange Traded Funds (cost $630,355)		614,525

Total Investments — 92.9% (cost $11,309,931)		11,328,772
Other Assets in Excess of Liabilities — 7.1%		860,034

Net Assets — 100.0%		$12,188,806

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2006 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 45.5%
i Shares Dow Jones U.S. Basic Materials Sector	20,000	$1,197,600
i Shares Dow Jones U.S. Financial Sector	18,000	2,065,860
i Shares Dow Jones U.S. Financial Services	10,000	1,292,900
i Shares Goldman Sachs Networking†	28,500	924,825
i Shares Goldman Sachs Software†	19,000	863,550
SPDR — Financial Select Sector	35,000	1,249,850
SPDR — Materials Select Sector	35,000	1,225,000
SPDR — Utilities Select Sector	55,000	2,020,700
Ultra Dow 30 Proshares	17,000	1,472,540
Ultra Midcap 400 Proshares	18,000	1,515,960
Ultra QQQ Proshares	19,000	1,710,380
Ultra S&P 500 Proshares	18,000	1,584,720

Total Exchange Traded Funds (cost $14,348,239)		17,123,885

	Shares	Value
FOREIGN EXCHANGE TRADED FUNDS — 52.9%
i Shares MSCI — Australia	47,000	$1,126,590
i Shares MSCI — Austria	25,000	877,000
i Shares MSCI — Brazil	27,000	1,197,720
i Shares MSCI EAFE Index	29,000	2,101,050
i Shares MSCI — France	16,000	538,400
i Shares MSCI — Italy	26,000	868,400
i Shares MSCI — Japan	75,000	1,035,750
i Shares MSCI — Mexico	24,000	1,164,960
i Shares MSCI — Pacific Ex-Japan	9,000	1,125,270
i Shares MSCI — Singapore	118,000	1,294,460
i Shares MSCI — Spain	26,000	1,382,940
i Shares MSCI — Sweden	37,000	1,112,960
i Shares MSCI — Taiwan	61,000	885,720
i Shares MSCI — United Kingdom	41,000	965,550
i Shares S&P Europe 350	8,000	831,600
Vanguard Emerging Markets	45,000	3,407,400

Total Foreign Exchange Traded Funds (cost $14,947,117)		19,915,770

Total Investments — 98.4% (cost $29,295,356)		37,039,655
Other Assets in Excess of Liabilities — 1.6%		599,506

Net Assets — 100.0%		$37,639,161

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2006 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS — 67.9%
Aerospace/Defense — 2.2%
Boeing Company	10,000	$885,300

Banks — 6.1%
Citi Group	15,000	743,850
Franklin Resources, Inc.	8,000	853,920
Wachovia Corp.	15,000	812,850

		2,410,620

Basic Materials — 5.3%
Nucor Corporation	15,000	897,750
Tredegar Corporation	61,000	1,213,290

		2,111,040

Building Materials/Supplies — 3.3%
ElkCorp	37,000	1,330,150

Communications — 2.6%
Commonwealth Telephone Enterprises, Inc.	25,000	1,041,750

Computers — 2.5%
Ingram Micro, Inc.	49,000	998,620

Electrical Equipment — 2.7%
Belden CDT, Inc.	27,000	1,074,870

Energy — Service & Equipment — 2.5%
Magellan Midstream Partners, L.P.	26,000	1,006,460

Financial Services — 9.3%
American Express Company	15,000	880,800
Chicago Mercantile Exchange Holdings	1,600	856,960
Eaton Vance Corp.	28,000	893,200
Freddie Mac	16,000	1,074,560

		3,705,520

Heavy Machinery/Equipment — 3.1%
Deere & Company	13,000	1,248,000

Insurance — 2.0%
American National Insurance	7,000	799,190

Marine Transportation/Repair — 2.9%
OMI Corporation	49,000	1,144,640

Packaging/Containers — 2.7%
Silgan Holdings, Inc.	25,000	1,078,500

Railroads — 2.6%
Norfolk Southern Corp.	21,000	1,034,250

	Shares	Value
Savings & Loans/Thrifts — 2.4%
TD Banknorth, Inc.	29,000	$933,220

Securities Brokers/Investment Banking — 13.0%
Charles Schwab Corp.	48,000	880,320
Goldman Sachs Group, Inc.	7,000	1,363,600
Legg Mason, Inc.	11,000	1,048,960
Lehman Brothers Holdings, Inc.	14,000	1,031,380
Merrill Lynch & Co., Inc.	10,000	874,300

		5,198,560

Transportation — Equipment/Leasing — 2.7%
CIT Group, Inc.	21,000	1,092,210

Total Common Stocks (cost $21,324,286)		27,092,900

EXCHANGE TRADED FUNDS — 19.2%
StreetTRACKS KBW Insurance	12,000	669,960
Ultra Dow 30 Proshares	19,500	1,689,090
Ultra Midcap 400 Proshares	19,500	1,642,290
Ultra QQQ Proshares	21,500	1,935,430
Ultra S&P 500 Proshares	19,500	1,716,780

Total Exchange Traded Funds (cost $6,353,915)		7,653,550

FOREIGN EXCHANGE TRADED FUNDS — 10.7%
BLDRS Developed Markets 100 ADR Index	45,000	1,290,600
i Shares MSCI — Brazil	16,000	709,760
i Shares MSCI — South Korea	26,000	1,287,000
i Shares S&P Latin America 40	6,000	978,540

Total Foreign Exchange Traded Funds (cost $3,874,023)		4,265,900

Total Investments — 97.8% (cost $31,552,224)		39,012,350
Other Assets in Excess of Liabilities — 2.2%		894,968

Net Assets — 100.0%		$39,907,318

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2006

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Assets
Investments at value (identified cost of $21,467,412; $50,450,029; $11,309,931; $29,295,356; and $31,552,224, respectively)	$27,339,075	$59,702,467	$11,328,772	$37,039,655	$39,012,350
Cash	595,010	2,116,181	755,430	677,461	933,343
Dividends and interest receivable	16,469	11,687	129,443	3,444	34,762
Receivable for securities sold		142,194
Other assets	14,906	36,088	9,296	15,624	5,296

Total assets	27,965,460	62,008,617	12,222,941	37,736,184	39,985,751

Liabilities
Payable for shareholder redemptions	27,200	750	1,200	26,800	3,050
Accrued distribution fees	16,363	46,441	9,513	26,606	26,274
Accrued advisory fees	13,473	50,282	3,990	21,210	29,142
Accrued accounting service fees	3,549	3,495	3,092	3,295	3,316
Other accrued expenses	19,938	35,296	16,340	19,112	16,651

Total liabilities	80,523	136,264	34,135	97,023	78,433

Net assets	$27,884,937	$61,872,353	$12,188,806	$37,639,161	$39,907,318

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized) (Note 6)
Advisor/Institutional Class	133,726	332,757	54,043	280,513	213,278

Primary Class	744,330	4,105,266	1,130,644	2,052,156	1,975,783

Class D	435,283

Net asset value and offering price per share outstanding
Advisor/Institutional Class	$21.57	$14.26	$10.49	$16.49	$18.64

Primary Class	$21.09	$13.92	$10.28	$16.09	$18.19

Class D	$21.37

Net assets consist of
Paid-in capital	$21,385,687	$43,115,911	$12,658,854	$28,236,151	$26,954,492
Accumulated net investment income (loss)	244,685	(588,533)	263,149	(183,000)	(135,524)
Accumulated net realized gain (loss) from security transactions	382,902	10,092,537	(752,038)	1,841,711	5,628,224
Unrealized appreciation (depreciation) on investments	5,871,663	9,252,438	18,841	7,744,299	7,460,126

Net assets applicable to outstanding shares of beneficial interest	$27,884,937	$61,872,353	$12,188,806	$37,639,161	$39,907,318

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF OPERATIONS

Six Months Ended November 30, 2006

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Investment income
Dividends	$332,132	$79,510	$63,466	$174,522	$269,766
Interest	14,503	48,067	235,435	22,021	27,079

Total income	346,635	127,577	298,901	196,543	296,845

Expenses
Investment advisory fees	76,445	287,185	23,776	118,512	166,135
Distribution fees:
Primary Class	68,742	265,544	56,755	148,722	149,728
Class D	22,911
Accounting service fees	21,265	20,447	18,169	19,268	19,421
Transfer agent fees	32,717	19,330	25,660	23,203	21,675
Custodial fees	6,486	16,002	4,097	8,749	10,259
Professional fees	19,870	50,724	10,795	27,763	31,061
Registration fees	11,492	11,011	11,970	13,368	11,696
Trustee fees	1,259	10,074	1,259	1,259	1,259
Insurance	7,130	17,015	4,696	9,417	11,000
Shareholder reports	2,591	6,464	1,446	2,809	3,227
Miscellaneous	5,666	12,314	5,338	6,473	6,908

Total operating expenses	276,574	716,110	163,961	379,543	432,369

Net investment income (loss)	70,061	(588,533)	134,940	(183,000)	(135,524)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	385,319	6,173,103	(167,424)	851,936	388,425
Change in unrealized appreciation on investments	3,232,194	(778,545)	393,107	3,873,971	2,919,829

Net realized and unrealized gain on investments	3,617,513	5,394,558	225,683	4,725,907	3,308,254

Net increase in net assets resulting from operations	$3,687,574	$4,806,025	$360,623	$4,542,907	$3,172,730

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended November 30, 2006

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$70,061	$(588,533)	$134,940	$(183,000)	$(135,524)
Net realized gain (loss) from security transactions	385,319	6,173,103	(167,424)	851,936	388,425
Net change in unrealized appreciation on investments	3,232,194	(778,545)	393,107	3,873,971	2,919,829

Increase in net assets resulting from operations	3,687,574	4,806,025	360,623	4,542,907	3,172,730

Change in net assets from Fund share transactions:
Advisor/Institutional Class	86,589	97,499	43,789	126,715	148,902
Primary Class	2,105,897	625,025	379,176	1,253,274	1,543,618
Class D	(1,111,388)

Increase in net assets resulting from capital share transactions	1,081,098	722,524	422,965	1,379,989	1,692,520

Total increase in net assets	4,768,672	5,528,549	783,588	5,922,896	4,865,250
Net assets
Beginning of period	23,116,265	56,343,804	11,405,218	31,716,265	35,042,068

End of period	$27,884,937	$61,872,353	$12,188,806	$37,639,161	$39,907,318

Undistributed net investment income	$244,685	—	$263,149	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2006

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$174,624	$(904,351)	$328,245	$(125,372)	$(377,678)
Net realized gain (loss) from security transactions	(270,724)	6,681,384	(181,260)	3,812,198	8,860,277
Capital gain distributions from mutual funds	273,778	697,780		257,738
Net change in unrealized appreciation on investments	1,713,256	729,585	(332,573)	986,764	(4,171,634)

Increase (decrease) in net assets resulting from operations	1,890,934	7,204,398	(185,588)	4,931,328	4,310,965

Distributions
From net investment income:
Advisor Class			(18,753)
Class C			(353,872)

			(372,625)

From net realized gain on security transactions:
Advisor Class	(184,639)			(210,980)	(390,689)
Class C	(911,791)			(1,294,095)	(3,531,982)
Class D	(765,334)

	(1,861,764)			(1,505,075)	(3,922,671)

Change in net assets from Fund share transactions:
Advisor Class	429,671	155,617	(8,863,739)	(15,741,446)	711,916
Class C	5,274,772	(3,604,192)	6,859,362	16,131,077	2,237,970
Class D	(3,945,992)

Increase (decrease) in net assets resulting from capital share transactions	1,758,451	(3,448,575)	(2,004,377)	389,631	2,949,886

Total increase (decrease) in net assets	1,787,621	3,755,823	(2,562,590)	3,815,884	3,338,180
Net assets
Beginning of year	21,328,644	52,587,981	13,967,808	27,900,381	31,703,888

End of year	$23,116,265	$56,343,804	$11,405,218	$31,716,265	$35,042,068

Undistributed net investment income	$174,624	—	$128,209	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Advisor/Institutional Class Shares (1)
	For the Six Months Ended Nov. 30, 2006 (Unaudited)		For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.68		$18.53	$16.78

Income from investment operations
Net investment income	0.11		0.28	0.08
Net realized and unrealized gain on investments	2.78		1.49	1.81

Total income from investment operations	2.89		1.77	1.89

Distributions
From net investment income				(0.11)
From net realized gain on security transactions			(1.62)	(0.03)

Total distributions			(1.62)	(0.14)

Net asset value, end of year/period	$21.57		$18.68	$18.53

Total return	15.47%		9.78%	11.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,885		$2,414	$1,966
Ratio of expenses to average net assets	1.45	%(3)	1.56%	1.72	% (3)
Ratio of net investment income to average net assets	1.27	%(3)	1.45%	0.49	% (3)
Portfolio turnover rate	93	%(3)	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares (1)
	For the Six Months Ended Nov. 30, 2006 (Unaudited)		For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.35		$18.41	$16.78

Income from investment operations
Net investment income (loss)	0.01		0.08	(0.08)
Net realized and unrealized gain on investments	2.73		1.48	1.81

Total income from investment operations	2.74		1.56	1.73

Distributions
From net investment income				(0.07)
From net realized gain on security transactions			(1.62)	(0.03)

Total distributions			(1.62)	(0.10)

Net asset value, end of year/period	$21.09		$18.35	$18.41

Total return	14.93%		8.66%	10.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,698		$11,585	$6,437
Ratio of expenses to average net assets	2.45	%(3)	2.56%	2.72	% (3)
Ratio of net investment income (loss) to average net assets	0.27	%(3)	0.45%	(0.50	)% (3)
Portfolio turnover rate	93	%(3)	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares
	For the Six Months Ended Nov. 30, 2006 (1) (Unaudited)		For the Years Ended May 31,
			2006 (1)	2005 (1)	2004		2003		2002
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.55		$18.51	$16.45	$13.98		$15.31		$16.54

Income from investment operations
Net investment income (loss)	0.11		0.18		0.14		0.01		(0.13)
Net realized and unrealized gain (loss) on investments	2.71		1.48	2.14	2.45		(1.34)		(1.07)

Total income (loss) from investment operations	2.82		1.66	2.14	2.59		(1.33)		(1.20)

Distributions
From net investment income				(0.05)	(0.12)				(0.01)
From net realized gain on security transactions			(1.62)	(0.03)					(0.02)

Total distributions			(1.62)	(0.08)	(0.12)				(0.03)

Net asset value, end of year/period	$21.37		$18.55	$18.51	$16.45		$13.98		$15.31

Total return	15.20%		9.18%	13.01%	18.51%		(8.69)%		(7.30)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,302		$9,117	$12,926	$19,043		$11,373		$10,467
Ratio of expenses to average net assets	1.95	% (3)	2.06%	2.22%	2.08	% (2)	2.17	% (2)	2.13	% (2)
Ratio of net investment income (loss) to average net assets	0.77	% (3)	0.95%	(0.01)%	0.89%		0.03%		(0.97)%
Portfolio turnover rate	93	% (3)	100%	178%	113%		100%		30%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.09%, 2.28%, and 2.24%, respectively.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS

	Advisor/Institutional Class Shares (1)
	For the Six Months Ended Nov. 30, 2006 (Unaudited)		For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.10		$11.38	$10.62

Income from investment operations
Net investment loss	(0.07)		(0.09)	(0.13)
Net realized and unrealized gain on investments	1.23		1.81	0.89

Total income from investment operations	1.16		1.72	0.76

Net asset value, end of year/period	$14.26		$13.10	$11.38

Total return	8.85%		15.11%	7.16%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,746		$4,262	$3,546
Ratio of expenses to average net assets	1.57	% (4)	1.58%	1.72	% (3)(4)
Ratio of net investment loss to average net assets	(1.13	)% (4)	(0.68)%	(1.12	)% (4)
Portfolio turnover rate	162	% (4)	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.78%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares
	For the Six Months Ended Nov. 30, 2006 (1) (Unaudited)		For the Years Ended May 31,
			2006 (1)	2005 (1)		2004		2003		2002
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.85		$11.27	$10.30		$8.29		$8.99		$11.56

Income from investment operations
Net investment loss	(0.14)		(0.21)	(0.23)		(0.23)		(0.19)		(0.20)
Net realized and unrealized gain (loss) on investments	1.21		1.79	1.20		2.24		(0.51)		(1.83)

Total income (loss) from investment operations	1.07		1.58	0.97		2.01		(0.70)		(2.03)

Distributions
From net realized gain on security transactions										(0.54)

Total distributions										(0.54)

Net asset value, end of year/period	$13.92		$12.85	$11.27		$10.30		$8.29		$8.99

Total return	8.33%		14.02%	9.42%		24.25%		(7.79)%		(17.94)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$57,126		$52,082	$49,042		$50,454		$39,108		$47,254
Ratio of expenses to average net assets	2.57	% (3)	2.58%	2.72	% (2)	2.85	% (2)	2.94	% (2)	2.76%
Ratio of net investment loss to average net assets	(2.13	)% (3)	(1.68)%	(2.12)%		(2.33)%		(2.41)%		(1.93)%
Portfolio turnover rate	162	% (3)	143%	131%		117%		97%		57%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.78%, 2.89%, and 2.98%, respectively.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS

	Advisor/Institutional Class Shares
	For the Six Months Ended Nov. 30, 2006 (1) (Unaudited)		For the Years Ended May 31,
			2006	2005 (1)		2004		2003		2002
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.13		$10.53	$10.63		$10.91		$10.49		$10.58

Income from investment operations
Net investment income	0.15		0.43	0.20		0.06		0.16		0.34
Net realized and unrealized gain (loss) on investments	0.21		(0.46)	(0.20)		(0.15)		0.46		0.04

Total income (loss) from investment operations	0.36		(0.03)	—		(0.09)		0.62		0.38

Distributions
From net investment income			(0.37)	(0.10)		(0.06)		(0.20)		(0.47)
From net realized gain on security transactions						(0.13)

Total distributions			(0.37)	(0.10)		(0.19)		(0.20)		(0.47)

Net asset value, end of year/period	$10.49		$10.13	$10.53		$10.63		$10.91		$10.49

Total return	3.55%		(0.24)%	0.06%		(0.88)%		5.90%		3.67%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$567		$504	$9,334		$16,094		$16,131		$9,342
Ratio of expenses to average net assets	1.81	% (3)	1.71%	1.37	% (2)	0.84	% (2)	0.86	% (2)	0.85	% (2)
Ratio of net investment income to average net assets	3.23	% (3)	3.54%	1.92%		0.48%		1.59%		3.45%
Portfolio turnover rate	24	% (3)	38%	189%		115%		77%		227%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.59%, 1.29%, 1.27%, and 1.37%, respectively.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares
	For the Six Months Ended Nov. 30, 2006 (1) (Unaudited)		For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (1)(2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.98		$10.43	$10.62

Income from investment operations
Net investment income	0.11		0.29	0.07
Net realized and unrealized loss on investments	0.19		(0.43)	(0.19)

Total income (loss) from investment operations	0.30		(0.14)	(0.12)

Distributions
From net investment income			(0.31)	(0.07)

Total distributions			(0.31)	(0.07)

Net asset value, end of year/period	$10.28		$9.98	$10.43

Total return	3.01%		(1.36)%	(1.14)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,622		$10,901	$4,634
Ratio of expenses to average net assets	2.81	% (4)	2.71%	2.37	% (3)(4)
Ratio of net investment income to average net assets	4.23	% (4)	2.54%	0.92	% (4)
Portfolio turnover rate	24	% (4)	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Advisor/Institutional Class Shares
	For the Six Months Ended Nov. 30, 2006 (1) (Unaudited)		For the Years Ended May 31,
			2006 (1)	2005 (1)		2004		2003		2002
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.45		$12.76	$11.80		$9.45		$10.09		$12.14

Income from investment operations
Net investment income (loss)	(0.01)		0.06	(0.08)		(0.04)		(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	2.05		2.32	1.04		2.39		(0.61)		(2.00)

Total income (loss) from investment operations	2.04		2.38	0.96		2.35		(0.64)		(2.05)

Distributions
From net realized gain on security transactions			(0.69)

Total distributions			(0.69)

Net asset value, end of year/period	$16.49		$14.45	$12.76		$11.80		$9.45		$10.09

Total return	14.12%		18.83%	8.14%		24.87%		(6.34)%		(16.89)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,626		$3,926	$18,907		$22,301		$13,317		$13,936
Ratio of expenses to average net assets	1.36	% (3)	1.42%	1.58	% (2)	1.25	% (2)	1.22	% (2)	1.25	% (2)
Ratio of net investment income (loss) to average net assets	(0.20	)% (3)	0.46%	(0.68)%		(0.37)%		(0.40)%		(0.54)%
Portfolio turnover rate	60	% (3)	197%	165%		137%		31%		43%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.68%, 1.60%, 1.77%, and 1.57%, respectively.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares (1)
	For the Six Months Ended Nov. 30, 2006 (Unaudited)		For the Year Ended May. 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.16		$12.65	$12.15

Income from investment operations
Net investment loss	(0.09)		(0.08)	(0.20)
Net realized and unrealized gain on investments	2.02		2.28	0.70

Total income from investment operations	1.93		2.20	0.50

Distributions
From net realized gain on security transactions			(0.69)

Total distributions			(0.69

Net asset value, end of year/period	$16.09		$14.16	$12.65

Total return	13.63%		17.55%	4.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$33,013		$27,790	$8,993
Ratio of expenses to average net assets	2.36	%(4)	2.42%	2.58	% (3)(4)
Ratio of net investment loss to average net assets	(1.20	)%(4)	(0.54)%	(1.68	)% (4)
Portfolio turnover rate	60	%(4)	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS

	Advisor/Institutional Class Shares (1)
	For the Six Months Ended Nov. 30, 2006 (Unaudited)		For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.06		$16.70	$15.57

Income from investment operations
Net investment income (loss)	0.01		(0.05)	(0.19)
Net realized and unrealized gain on investments	1.57		2.50	1.69

Total income from investment operations	1.58		2.45	1.50

Distributions
From net realized gain on security transactions			(2.09)	(0.37)

Total distributions			(2.09)	(0.37)

Net asset value, end of year/period	$18.64		$17.06	$16.70

Total return	9.26%		14.66%	9.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,975		$3,492	$2,727
Ratio of operating expenses to average net assets	1.53	%(5)	1.57%	1.76	% (3)(5)
Ratio of total expenses to average net assets	1.53	%(5)	1.57%	2.62	% (4)(5)
Ratio of net investment income (loss) to average net assets	0.07	%(5)	(0.28)%	(1.16	)% (5)
Portfolio turnover rate	138	%(5)	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 1.79%.

(4)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 2.65%.

(5)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares
	For the Six Months Ended Nov. 30, 2006 (1) (Unaudited)		For the Years Ended May 31,
			2006 (1)	2005 (1)		2004		2003		2002
For a share outstanding throughout each year /period
Net asset value, beginning of year/period	$16.73		$16.56	$14.96		$11.76		$12.92		$17.44

Income from investment operations
Net investment loss	(0.07)		(0.21)	(0.35)		(0.25)		(0.18)		(0.33)
Net realized and unrealized gain on investments	1.53		2.47	2.32		3.45		(0.98)		(4.19)

Total income (loss) from investment operations	1.46		2.26	1.97		3.20		(1.16)		(4.52)

Distributions
From net realized gain on security transactions			(2.09)	(0.37)

Total distributions			(2.09)	(0.37)

Net asset value, end of year/period	$18.19		$16.73	$16.56		$14.96		$11.76		$12.92

Total return	8.73%		13.60%	13.05%		27.21%		(8.98)%		(25.92)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,932		$31,550	$28,977		$26,186		$16,219		$16,171
Ratio of operating expenses to average net assets	2.43	%(4)	2.47%	2.66	% (2)	2.59	% (2)	2.57	% (2)	2.59%
Ratio of total expenses to average net assets	2.43	%(4)	2.47%	3.52	% (3)	3.40	% (3)	3.50	% (3)	3.73%
Ratio of net investment loss to average net assets	(0.83	)%(4)	(1.18)%	(2.06)%		(1.93)%		(1.79)%		(2.37)%
Portfolio turnover rate	138	%(4)	191%	113%		70%		117%		73%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 2.69%, 2.68%, and 2.84%, respectively.

(3)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 3.55%, 3.49%, and 3.77%, respectively.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS

November 30, 2006

(Information as of and for the six months ended November 30, 2006 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund (collectively the “Funds”). Each Fund offers Primary Class (formerly Class C) and Advisor/Institutional Class (formerly Advisor Class) shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The fund seeks to achieve its objective by investing primarily in (1) underlying funds that seek to achieve an objective of high current income or total return by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities. The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Growth Fund’s investment objective is growth of capital. The fund seeks to achieve its objective by investing primarily in (1) shares of investment companies (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Income Fund’s investment objective is to seek current income while limiting credit risk. The fund seeks to achieve its objective by investing primarily in income-producing securities, including U.S. Government securities and corporate bonds. In addition, the fund may invest up to 35% of its total assets in underlying funds and index securities.

The Multiple Index Fund’s investment objective is to maximize total return from capital growth and income. The fund seeks to achieve its objective by investing primarily in shares of underlying funds and index securities whose portfolios mirror those of one index or another of market securities.

The Value Fund’s investment objective is growth of capital, as well as income. The fund seeks to achieve its objective by investing primarily in equity securities which its investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including exchange traded funds, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. U.S. Treasury securities and corporate bonds are valued at the mean between the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Investment Advisory and Accounting Services Agreements

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; and .90% of the average daily net assets of the Value Fund.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Investment Advisory and Accounting Services Agreements, continued

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the period ended November 30, 2006, the Advisor received $21,265, $20,447, $18,169, $19,268, and $19,421 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively.

4.	Distribution Plan and Fees

The Trust has adopted a Rule 12b-1 Plan of Distribution for the Primary Class and Class D shares providing for the payment of distribution and service fees to the Funds’ distributor. Primary Class shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Primary Class shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Primary Class shares of the Value Fund pay a fee of 0.90% of the Primary Class shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees.

A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Primary Class shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

5.	Investment Activity

For the period ended November 30, 2006, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$12,989,134	$11,680,361	$—	$—
Growth Fund	46,160,683	47,156,719	—	—
Income Fund	—	1,366,669	1,397,115	—
Multiple Index Fund	11,442,552	9,967,517	—	—
Value Fund	26,041,237	24,976,369	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the period ended November 30, 2006 were as follows:

	Amount			Shares
	Sold	Redeemed	Net Change	Sold	Redeemed	Net Change
Capital Income Fund:
Advisor/Institutional Class	$148,474	$(61,885)	$86,589	7,786	(3,311)	4,475
Primary Class	2,597,538	(491,641)	2,105,897	138,908	(25,723)	113,185
Class D	95,426	(1,206,814)	(1,111,388)	4,787	(60,977)	(56,190)

Growth Fund:
Advisor/Institutional Class	164,314	(66,815)	97,499	12,746	(5,292)	7,454
Primary Class	3,899,310	(3,274,285)	625,025	305,964	(255,002)	50,962

Income Fund:
Advisor/Institutional Class	90,141	(46,352)	43,789	8,827	(4,547)	4,280
Primary Class	1,081,515	(702,339)	379,176	107,446	(69,464)	37,982

Multiple Index Fund:
Advisor/Institutional Class	173,058	(46,343)	126,715	11,925	(3,153)	8,772
Primary Class	2,846,611	(1,593,337)	1,253,274	199,322	(109,077)	90,245

Value Fund:
Advisor/Institutional Class	171,809	(22,907)	148,902	9,983	(1,338)	8,645
Primary Class	3,239,336	(1,695,718)	1,543,618	189,215	(99,775)	89,440

At November 30, 2006, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Advisor/Institutional Class	$2,884,666	$4,745,942	$566,801	$4,626,373	$3,975,228
Primary Class	15,698,240	57,126,411	11,622,005	33,012,788	35,932,090
Class D	9,302,031	—	—	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the year ended May 31, 2006 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Advisor/Institutional Class	$332,319	184,639	$(87,287)	$429,671	17,557	10,117	(4,478)	23,196
Primary Class	5,527,101	792,292	(1,044,621)	5,274,772	292,828	43,992	(55,221)	281,599
Class D	212,473	694,265	(4,852,730)	(3,945,992)	11,218	38,230	(256,421)	(206,973)

Growth Fund:
Advisor/Institutional Class	361,599		(205,982)	155,617	29,584		(15,891)	13,693
Primary Class	3,514,821		(7,119,013)	(3,604,192)	278,631		(575,123)	(296,492)

Income Fund:
Advisor/Institutional Class	106,252	18,753	(8,988,744)	(8,863,739)	10,085	1,839	(848,217)	(836,293)
Primary Class	10,932,587	347,894	(4,421,119)	6,859,362	1,045,596	34,850	(432,027)	648,419

Multiple Index Fund:
Advisor/Institutional Class	489,944	210,980	(16,442,370)	(15,741,446)	35,765	15,167	(1,261,031)	(1,210,099)
Primary Class	18,124,946	1,143,252	(3,137,121)	16,131,077	1,392,339	83,510	(224,597)	1,251,252

Value Fund:
Advisor/Institutional Class	583,798	390,259	(262,141)	711,916	33,102	22,862	(14,593)	41,371
Primary Class	3,051,884	3,180,459	(3,994,373)	2,237,970	172,164	189,426	(225,361)	136,229

At May 31, 2006, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Advisor/Institutional Class	$2,414,355	$4,261,725	$504,030	$3,926,404	$3,491,956
Primary Class	11,584,459	52,082,079	10,901,188	27,789,861	31,550,112
Class D	9,117,451	—	—	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2006 to November 30, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/2006	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Advisor/Institutional Class				1.45%
Actual	$1,000.00	$1,154.70	$7.83
Hypothetical (5% return before expenses)	1,000.00	1,017.80	7.34
Primary Class				2.45%
Actual	1,000.00	1,149.30	13.20
Hypothetical (5% return before expenses)	1,000.00	1,012.78	12.36
Class D				1.95%
Actual	1,000.00	1,152.00	10.52
Hypothetical (5% return before expenses)	1,000.00	1,015.29	9.85

Growth Fund
Advisor/Institutional Class				1.57%
Actual	1,000.00	1,088.50	8.22
Hypothetical (5% return before expenses)	1,000.00	1,017.20	7.94
Primary Class				2.57%
Actual	1,000.00	1,083.30	13.42
Hypothetical (5% return before expenses)	1,000.00	1,012.18	12.97

Income Fund
Advisor/Institutional Class				1.81%
Actual	1,000.00	1,035.50	9.24
Hypothetical (5% return before expenses)	1,000.00	1,015.99	9.14
Primary Class				2.81%
Actual	1,000.00	1,030.10	14.30
Hypothetical (5% return before expenses)	1,000.00	1,010.98	14.16

Multiple Index Fund
Advisor/Institutional Class				1.36%
Actual	1,000.00	1,141.20	7.30
Hypothetical (5% return before expenses)	1,000.00	1,018.30	6.88
Primary Class				2.36%
Actual	1,000.00	1,136.30	12.64
Hypothetical (5% return before expenses)	1,000.00	1,013.24	11.91

Value Fund
Advisor/Institutional Class				1.53%
Actual	1,000.00	1,092.60	8.03
Hypothetical (5% return before expenses)	1,000.00	1,017.40	7.74
Primary Class				2.43%
Actual	1,000.00	1,087.30	12.71
Hypothetical (5% return before expenses)	1,000.00	1,012.89	12.26

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (183) and divided by 365.

Approval of the Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, approved an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on October 18, 2006. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by the Advisor and its affiliates; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under the Advisory Agreement; (7) the performance of comparable Funds managed by the Advisor as compared to a selected peer group and an appropriate benchmark; (8) “fall-out” benefits to the Advisor and its affiliates (i.e., ancillary benefits to be realized by the Advisor or its affiliates from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest. In considering each Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis for each Fund of how performance of the comparable Funds and fees for each Fund compare to its selected peer group and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

The Board, in examining the nature and quality of the services to be provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. In considering the Advisor’s financial condition, the Board reviewed the company’s financial statements.

The Board considered the fees payable under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s anticipated costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund.

The Board also considered the performance of comparable funds. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of Funds as well as expected diversification and volatility targets. The Board also considered that the Funds invest in underlying funds and that the Funds will bear the fees of such funds.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

Based on these considerations, the Board concluded that: (1) the Funds were likely to benefit from the nature and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under the Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable; (4) the performance for the comparable Funds managed by the Advisor was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor or its affiliates from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory Agreement for each Fund.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Trust

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Trust

431 N. Pennsylvania Street

Indianapolis, IN 46204

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not Applicable.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: January 31, 2007

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 31, 2007

/s/ David D. Basten
David D. Basten
President

Date: January 31, 2007

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer